Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease, ncluding the option term or the useful lives of the assets, whichever is shorter

Schedule of product warranty liability
	Year ended December 31,
	2018	2017

Balance, beginning of the year	567	604
Warranties issued during the year	346	468
Settlements made during the year	(118)	(145)
Expirations	(351)	(360)

Balance end of year	444	567

Schedule of topic 606 on the Company's consolidated financial statements

	Balance at December 31, 2017	New Revenue Standard Adjustment	Balance at January 1, 2018

Assets
Prepaid and other current assets	$2,865	$555	$3,420
Other assets	1,116	(199)	917

Shareholders’ Equity
Accumulated Deficit	(69,597)	356	(69,241)

	Impact of changes in accounting policies Year ended December 31, 2018
	As reported	Adj.	Balances without adoption of Topic 606

Service revenue	52,543	344	52,887
Product revenue	25,243	(268)	24,975
Total revenues	77,786	76	77,862

Cost of revenues	36,778	-	36,778
Research and development expenses	4,707	-	4,707
Selling and marketing expenses	14,560	29	14,589
General and administrative expenses	11,169	-	11,169
Amortization of intangible assets	456	-	456
One time acquisition related costs	300	-	300
Financial expenses	1,133	-	1,133
Income tax expense	1,753	(5)	1,748
Others	3	-	3

Net income	6,927	52	6,979

Schedule of disaggregation of revenue
	Reportable segments results of operations for the year ended December 31, 2018
	Cellocator segment	MRM segment	Elimination	Total

Revenue recognized:

At a point of time	22,137	10,733	(7,627)	25,243
Over a period of time	1,627	51,669	(753)	52,543

	24,764	62,402	(8,380)	77,786

Schedule of receivables, contracts assets, and contract liabilities from contracts with customers
	Balance at December 31, 2018	Balance at December 31, 2017

Contract assets	$808	$973

Contract liabilities	$267	$313

Schedule of estimated using the Black-Scholes-Merton option-pricing model
	Year ended December 31,
	2018	2017	2016

Risk free interest rate	0.78%-2.96%	0.86%-1.39%	0.8%-1.00%
Dividend yield	0%	0%	0%
Expected volatility	40.16%-51.76%	52.25%-57.73%	55.81%-60.84%
Expected term (in years)	4.00-5.50	4.00-5.50	4.00-5.50
Forfeiture rate	0%	0%	2%

Schedule of changes in the allowance for doubtful accounts
	Year ended December 31,
	2018	2017

Balance at beginning of the year	1,127	1,281

Deductions during the year	(57)	(992)
Charged to expenses	539	802
Foreign currency translation adjustment	(145)	36

Balance at end of year	1,464	1,127